Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Standby letters of credit and financial guarantees written
Commitments and contingencies	$ 1,675	$ 3,721
Commitments to extend credit
Commitments and contingencies	$ 348,876	$ 367,482